Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Schedule of Investments [Line Items]
Gross gains on sales of securities		$ 5,754		$ 5,630		$ 5,867
Gross (losses) on sales of securities		(4,213)		(3,503)		0
Net gain/(loss) on sales of securities	[1]	1,541		2,127		5,867
Venture capital investments	[2]	0		0		(2,995)
Net OTTI recorded	[3]	(200)		(749)		0
Total securities gain/ (loss), net		1,341		1,378		2,872
Proceeds from sales		444,200		69,700		9,200
Equity securities proceeds from sales						1,400
Debt securities gains/(losses), net		1,485		1,836		$ 0
Available For Sale Securities		3,943,499	[4]	3,929,846	[5]
Swap [Member]
Schedule of Investments [Line Items]
Available For Sale Securities		$ 736,000		$ 335,000

[1]

Proceeds from sales during 2016 and 2015 were $ 444.2 million and $ 69.7 million, respectively. Proceeds from sales during 2014 were $ 9.2 million, inclusive of $ 1.4 million of equity securities. 2016 includes a $ 1.5 million net gain from exchanges of approximately $ 736 million of AFS debt securities; 2015 includes a $1.8 million gain from an exchange of approximately $ 335 million of AFS debt securities.

[2]	Includes losses on sales, write-offs and/or unrealized fair value adjustments related to ventu re capital investments.
[3]	OTTI recorded in 2016 and 2015 is related to equity securities.
[4]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[5]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .